STOCKHOLDERS' EQUITY (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Equity [Abstract]
Summary of Share-based Compensation
Share-based Compensation
Share-based compensation is comprised of the Company’s stock options, restricted stock awards, restricted stock units and shares issued pursuant to the employee stock purchase plan, and is classified in the condensed consolidated statements of operations and comprehensive loss for the three months ended March 31, 2026 and 2025 was as follows:

	FOR THE THREE MONTHS ENDED MARCH 31,
(in thousands)	2026	2025
Research and development	$184	$810
General and administrative	429	1,069

	$613	$1,879

Share-based compensation is comprised of the Company’s stock options, restricted stock awards, restricted stock units and shares issued pursuant to the employee stock purchase plan, and is classified in the consolidated statements of operations and comprehensive loss for the years ended December 31, 2025 and 2024 and was as follows:

	FOR THE YEAR ENDED DECEMBER 31,
(in thousands)	2025	2024
Research and development	$2,250	$3,269
General and administrative	3,064	4,724

	$5,314	$7,993

Summary of Stock Option Activity
The following table summarizes stock option activity for the three months ended March 31, 2026:

Stock Options	Number of Option Shares	Weighted- Average Exercise Price	Weighted- Average Contractual Term (in years)	Aggregate Intrinsic Value (in thousands)
Outstanding stock options at December 31, 2025	628,280	$43.42	7.6	$89
Granted	32,360	$4.45
Forfeited	(11,404)	$15.70
Expired	(1,281)	$88.75
Exercised	(561)	$6.08

Outstanding stock options at March 31, 2026	647,394	$41.90	6.2	$749

Exercisable stock options at March 31, 2026	427,642	$56.52	5.6	$180

The following table summarizes stock option activity for the year ended December 31, 2025:

Stock Options	Number of Option Shares	Weighted- Average Exercise Price	Weighted- Average Contractual Term (in years)	Aggregate Intrinsic Value (in thousands)
Outstanding stock options at December 31, 2024	529,342	$62.83	7.8	$—
Granted	224,179	$5.87
Forfeited	(51,758)	$32.54
Expired	(73,483)	$76.34
Exercised	—	$—

Outstanding at December 31, 2025	628,280	$43.42	7.6	$89

Exercisable stock options at December 31, 2025	399,047	$58.72	7.1	$—

Summary of Assumptions of Fair Value of Option Pricing Granted
The fair value of the stock options granted during the three months ended March 31, 2026 and 2025 was determined using the Black-Scholes option pricing model with the following assumptions:

	FOR THE THREE MONTHS ENDED MARCH 31,
	2026	2025
Expected volatility	109.21%	91.88%–119.61%
Expected term (years)	5.25	5.27–6.02
Risk free interest rate	3.68%	4.36%–4.39%
Expected dividend yield	—	—
Exercise price	$4.45	$6.08–$7.60

The fair value of the stock options granted during the years ended December 31, 2025 and 2024 was determined using the Black-Scholes option pricing model with the following assumptions:

FOR THE YEAR ENDED DECEMBER 31,
	2025	2024
Expected volatility	91.88% - 119.61%	89.41% - 94.48%
Expected term (years)	5.27 - 6.02	5.50 - 6.02
Risk free interest rate	4.03% - 4.39%	3.93% - 4.35%
Expected dividend yield	—	—
Exercise price	$2.38 - $7.60	$14.88 - $19.20

Summary of Unvested Restricted Common Stock Awards
A summary of the status of the Company’s nonvested restricted common stock awards at December 31, 2025 and changes during the year ended December 31, 2025 was as follows:

Restricted Stock Awards	Shares	Weighted- Average Grant Date Fair Value Per Share
Nonvested restricted common stock awards at December 31, 2024	2,687	$31.76
Granted	—	$—
Vested	(2,687)	$31.76
Forfeited	—	$—

Nonvested restricted common stock awards at December 31, 2025	—	$—

Summary of Unvested Restricted Common Stock Units
A summary of the status of the Company’s nonvested restricted common stock units at March 31, 2026 and changes during the three months ended March 31, 2026 was as follows:

Restricted Stock Units	Shares	Weighted- Average Grant Date Fair Value Per Share
Nonvested restricted stock units at December 31, 2025	38,603	$9.60
Granted	5,000	$4.45
Forfeited	(4,150)	$2.40
Vested	(6,354)	$7.79

Nonvested restricted stock units at March 31, 2026	33,099	$10.07

A summary of the status of the Company’s nonvested restricted common stock units at December 31, 2025 and changes during the year ended December 31, 2025 was as follows:

Restricted Stock Units	Shares	Weighted- Average Grant Date Fair Value Per Share
Nonvested restricted common stock units at December 31, 2024	133,069	$18.89
Granted	59,500	$5.96
Forfeited	(66,646)	$12.34
Vested	(87,320)	$19.18

Nonvested restricted common stock units at December 31, 2025	38,603	$9.60